Note 1 - Organization and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jan. 31, 2013
Note 1 - Organization and Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]

Acquired Intangible Asset:	Amortization Period: (years)
Software and technology		5
Customer relationships	6	to	8
Tradenames and trademarks		5
Partner relationships		7
Covenant Not-To-Compete		4

Acquired Intangible Asset:	Amortization Period:
Software		5 years
Customer relationships	7	to	10 years
Tradenames	5	to	10 years
Covenant Not-To-Compete		5 years

Reach Media Group Holdings, Inc. [Member]
Note 1 - Organization and Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]

Tangible Assets	$6,440,019
Intangible Assets	18,475,000
Goodwill	9,826,403
Liabilities	(7,229,412)
Total Purchase Price	$27,512,010

Symon Holdings Corporation [Member]
Note 1 - Organization and Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]

Tangible Assets	$17,581,840
Intangible Assets	21,326,000
Goodwill	21,241,994
Liabilities	(16,464,006)
Total Purchase Price	$43,685,828